SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2012		2011		2010
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	8,637	-	7,498	-	6,770	-

United States	217	17	344	24	536	37
Israel	86	76	80	72	83	73

	8,940	93	7,922	96	7,389	110

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2012	2011	2010
	$	$	$

Raw materials and equipment	3,856	5,822	3,822
Maintenance, royalties and project management	5,084	2,100	3,567

	8,940	7,922	7,389

Schedule of Major Customers, Precent of Total Sales
	Year ended December 31,
	2012	2011	2010

Customer A	64%	95%	92%